Corporate Social Responsibility (CSR) expenditure	12 Months Ended
Mar. 31, 2025
Disclosure Of Corporate Social Responsibility CSR Expenditure [Abstract]
Disclosure of service concession arrangements [text block]
36.	Corporate Social Responsibility (CSR) expenditure

Section 135 of the Companies Act, 2013, requires Company to spend towards Corporate Social Responsibility (CSR). The Company is expected to spend ₹ 27,962 towards CSR in compliance of this requirement. A sum of ₹ 28,162 has been spent during the current year towards CSR activities as per details given below.

	Amount (₹)
Organization	March 31, 2025	March 31, 2024
Sri Venkateswara institute of Research and Rehabilitation for the disabled trust, Dwarakha Tirumala		2,500
Voluntary Health Services Hospital, Taramani	2,000	1,500
Raju Vegesna Foundation, Visakapatanam	19,962	27,850
Sri Veda Paripalana Sabha	200
Shree Anand Charitable Trust, Mumbai	5,000
Pragna Bharathi	1,000
Sri Hanuman Mani Education & Culture Trust		1,000
Total	28,162	32,850